Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 129,604	$ 151,530	$ 93,593
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation expense	36,166	31,458	26,245
Amortization of intangible assets	24,413	20,346	14,530
Share-based compensation expense	19,038	8,179	5,156
Earnings from equity investment, net of distributions	(1,376)	0	0
Payment of contingent consideration included in operating expense	0	(7,127)	0
Change in contingent consideration	0	(4,568)	12,100
Impairment of intangible assets	0	1,161	0
Deferred income taxes	15,622	(6,349)	(1,482)
Deferred loan costs written off	2,149	0	0
Other	1,083	2,108	4,300
Changes in operating assets and liabilities
Accounts receivable—trade	1,188	12,872	(62,350)
Inventories	33,135	(100,268)	(90,634)
Prepaid expenses and other current assets	(20,415)	15,636	(10,477)
Cost and estimated profit in excess of billings	(16,705)	5,403	(5,210)
Accounts payable, deferred revenue and other accrued liabilities	(1,475)	(4,781)	56,256
Billings in excess of costs and estimated profits earned	(11,034)	12,341	(2,752)
Net cash provided by operating activities	211,393	137,941	39,275
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	(181,718)	(139,889)	(509,857)
Investment in unconsolidated subsidiary	(112,241)	0	0
Distribution from unconsolidated subsidiary	64,228	0	0
Capital expenditures for property and equipment	(60,263)	(49,685)	(41,163)
Proceeds from sale of property and equipment and other	964	5,051	906
Net cash (used in) investing activities	(289,030)	(184,523)	(550,114)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	181,718	139,889	509,857
Borrowings under Credit Facility	223,235	63,397	10,490
Issuance of Senior Notes	403,250	0
Repayment of long-term debt	(715,131)	(454,019)	(61,973)
Proceeds of IPO, net of offering costs	0	256,381	0
Proceeds from concurrent private placement	0	50,000	0
Payment of contingent consideration accrued at acquisition	(11,435)	(11,100)	0
Repurchases of stock	(4,316)	(56)	(54)
Excess tax benefits from stock based compensation	7,202	7,337	1,027
Proceeds from stock issuance	5,458	14,432	57,046
Payment of capital lease obligation	(924)	(464)	(310)
Deferred financing costs	(12,003)	(15)	(5,935)
Net cash provided by financing activities	77,054	65,782	510,148
Effect of exchange rate changes on cash	(898)	1,315	891
Net increase (decrease) in cash and cash equivalents	(1,481)	20,515	200
Cash and cash equivalents
Beginning of period	41,063	20,548	20,348
End of period	39,582	41,063	20,548
Supplemental cash flow disclosures
Interest paid	17,977	15,224	17,700
Income taxes paid	41,356	59,439	29,127
Noncash investing and financing activities
Insurance policy financed through notes payable	0	6,348	1,717
Payment of contingent consideration via stock	4,075	3,341	0
Accrued purchases of property and equipment	1,526	0	0
Acquisition via contingent consideration and stock	$ 0	$ 0	$ 68,754